RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]
7.     RELATED PARTY TRANSACTIONS

During the year ended December 31, 2011, Veronica Ornelas the Company’s Vice President and Secretary loaned the Company $2,000 for operating expenses. As of December 31, 2011 and 2010, the balance of these related party loans payable was $10,000 and $8,000 respectively.  The Company has imputed interest on these loans at the rate of 9% per annum.  As of December 31, 2011 and 2010, the balance of accrued interest payable to this related party was $1,861 and $1,134, respectively.

During the years ended December 31, 2011 and 2010, Frank Ornelas, the Company’s Chief Executive Officers’  annual salary was $50,000. During the years ended December 31, 2011 and 2010, the Company paid for various personal expenses on behalf of the CEO totaling $23,687 and $21,041, respectively. The unpaid portion of the CEO’s salary of $26,313 and $28,959, respectively, for the years ended December 31, 2011 and 2010 has been reflected as capital contributed in accordance with SAB 55.